Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	4. Inventory Inventory primarily consists of:
	March 31,	December 31,
	2012	2011
Metal cutting fuel	$10,097	$10,098
Units, Construction in process	684,163	646,894
	$694,260	$656,992
4. Inventory Inventory primarily consists of:
	December 31,
	2011	2010
Metal cutting fuel	$10,098	$8,381
Units, Construction in process	646,894	1,546,426
	$656,992	$1,554,807